Earnings Per Share - Schedule of Basic Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net income	$ 310,553	$ 422,484
Balance, beginning of year	84,408,437	84,441,733
Effect of stock options exercised	124,267	285,606
Effect of repurchase of own shares	(1,465,452)	(175,763)
Weighted average number of common shares	83,067,252	84,551,576
Earnings per share – basic (in dollars)	$ 3.74	$ 5.00